Summary of Significant Accounting Policies (Details) - Schedule of Intangible Assets and Accumulated Amortization	Dec. 31, 2008
Schedule of Intangible Assets and Accumulated Amortization [Abstract]
Intangible assets of amortized estimated useful life	5 years